Leases (Details Narrative) - Sonnet BioTherapeutics Holdings, Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2019
Lease term		36 months
Increase in operating lease right of use asset	$ 0.2
Increase in operating lease liability	$ 0.2
Weighted-average remaining lease term	1 year 7 months 6 days
Weighted average discount rate	12.00%